Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of assumptions used to estimate the fair values of the share options granted

	For the year ended December 31,
	2021	2022	2023
Expected volatility	48.00% - 74.00%	74.00% – 80.00%	82.00% - 85.00%
Risk-free interest rate (per annum)	0.97% - 1.55%	1.94% – 3.83%	3.57% - 4.47%
Expected dividend yield	0.00%	0.00%	0.00%
Employee forfeiture rate (per annum)	3.80%	3.80% – 3.92%	2.40% - 7.50%
Exercise multiples	2.50	2.50	2.50
Expected term	7.00	7.00	7.00
Fair value of underlying ordinary share (per share)	US$14.10 - 18.42	US$18.11 – 19.91	US$7.95 - 15.47
Fair value of awards on valuation date	US$5.84 - 19.90	US$12.93 – 17.11	US$5.38 - 10.51

Schedule of stock option activity

				Weighted
		Weighted	Weighted	average
	Number	average	average	remaining	Aggregate
	of	exercise	grant date	contract	intrinsic
	options	price	fair value	life	value
		RMB	RMB	Years	RMB
Outstanding at December 31, 2022	9,608,634	12.51	65.93	5.46	1,141,255
Granted	2,422,714	14.49	55.08	—	—
Forfeited	506,540	44.32	—	—	—
Exercised	1,333,087	16.59	—	—	74,380
Outstanding at December 31, 2023	10,191,721	16.07	62.08	4.97	517,605
Vested and expected to vest as of December 31, 2023	10,191,721	16.07	62.08	4.97	517,605
Exercisable as of December 31, 2023	5,335,293	15.74	50.36	4.34	287,997

Schedule of RSUs classified as equity

		Weighted
	Numbers of	average grant
	RSUs	date fair value
		RMB
Outstanding at January 1, 2023	—	—
Granted	189,012	76.52
Forfeited	—
Exercised	35,691
Outstanding at December 31, 2023	153,321	76.06
Vested and expected to vest as of December 31, 2023	153,321	76.06
Exercisable as of December 31, 2023	—	—

Schedule of share-based compensation for all employee share options, restricted share units and tandem award

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	1,813	8,037	16,245
Sales and marketing expenses	1,488	6,291	20,682
General and administrative expenses	38,892	48,998	63,326
Research and development expenses	12,090	41,893	134,371
Total	54,283	105,219	234,624